Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Jul. 01, 2025	Feb. 14, 2025	Jan. 21, 2025
Subsequent Events [Line Items]
Profits sold	$ 140,000
Sales Agreement (the “ATM Sales”) [Member]
Subsequent Events [Line Items]
Profits sold		$ 5,489,371
Alliance Global Partners [Member]
Subsequent Events [Line Items]
maximum aggregate amount		$ 5,489,399
Class B Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value		$ 0.0001
Minimum [Member]
Subsequent Events [Line Items]
Conversion price at initial price			$ 0.75
Maximum [Member]
Subsequent Events [Line Items]
Conversion price at initial price			$ 3.75